Deferred income tax - Movement in deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax
Deferred tax assets at beginning of year	€ 445	€ 397
Acquisition		73
(Charged)/credited to the income statement	(60)	(42)
Credited/(charged) to other comprehensive income	(6)	17
Reclassification	4	3
Exchange	(26)	(3)
Deferred tax assets at end of year	357	445	€ 397
Deferred tax liabilities at beginning of year	(880)	(670)
Acquisition		(219)
(Charged)/credited to the income statement	184	27
Credited/(charged) to other comprehensive income	1	(5)
Reclassification	(4)	(3)
Exchange	40	(10)
Deferred tax liabilities at end of year	(659)	(880)	(670)
Net deferred tax liabilities at beginning of year	(435)	(273)
Acquisition		(146)
(Charged)/credited to the income statement	124	(15)	44
(Charged)/credited to other comprehensive income	(5)	12
Exchange	14	(13)
Net deferred tax liabilities at end of year	€ (302)	€ (435)	€ (273)